Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements (Details) [Line Items]
Schedule of Fair Value on Recurring Basis
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2023	December 31, 2022
Liabilities:
Warrant liabilities—public	2	$575,000	$—
GEM warrant liabilities	3	$641,000	$—
Yorkville convertible note	3	$1,766,000	$—
Bifurcated embedded derivative liabilities	3	$—	$845,473
Bifurcated embedded derivative liabilities—related party	3	$—	$1,936,827
SAFE	3	$—	$663,804
SAFE—related party	3	$—	$8,802,196

Summary Of Changes In Fair Value Of Yorkville Convertible Note
The following tables set forth a summary of the changes in the fair value of the Yorkville convertible note which is a Level 3 financial liability measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2022	$—
Issuance of yorkville convertible note	1,800,000
Change in fair value	(34,000)

Balance at December 31, 2023	$1,766,000

Schedule of Derivative Liabilities
The following tables set forth a summary of the changes in the fair value of the bifurcated embedded derivative liability, related to the Related Party and Third Party Convertible Debt, respectively, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2021	$—	$4,000
Issuance of convertible notes with bifurcated embedded derivatives	1,398,595	586,405
Issuance of CP BF convertible notes with bifurcated embedded derivative	1,375	625
Extinguishment of Old Alco Note derivative	(70,000)	—
Change in fair value	606,857	254,443

Balance at December 31, 2022	1,936,827	845,473
Issuance of convertible notes with bifurcated embedded derivative	1,126,451	559,390
Change in fair value	(3,063,278)	(1,404,863)

Balance at December 31, 2023	$—	$—

Schedule of Fair Value Measurements
The following tables set forth a summary of the activity of the Related Party and Third Party SAFE liabilities, respectively (See
Note 16—Simple Agreements for Future Equity
for further detail), which represents a recurring fair value measurement at the end of each reporting period:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2021	$3,121,591	$235,409
Change in fair value	4,078,431	307,569
Loss on modification	1,602,174	120,826

Balance at December 31, 2022	8,802,196	663,804
Change in fair value	(2,752,430)	(207,570)
Conversion of SAFEs	(6,049,766)	(456,234)

Balance at December 31, 2023	$—	$—

Public Warrants Liability [Member]
Fair Value Measurements (Details) [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability
The following tables set forth a summary of the changes in the fair value of the Public Warrants liability which are Level 2 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2022	$—
Merger date assumption of public warrants	460,000
Change in fair value	115,000

Balance at December 31, 2023	$575,000

GEM Warrants Liability [Member]
Fair Value Measurements (Details) [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability
The following tables set forth a summary of the changes in the fair value of the GEM Warrants liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2022	$—
Issuance of GEM warrants	2,448,000
Change in fair value	(1,807,000)

Balance at December 31, 2023	$641,000